Loans - Aging of Recorded Investment in Past Due Loans(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	$ 31,815		$ 40,325
Past due nonaccrual loans and loans past due 90 days or more and accruing	61,610	[1]	82,514	[2]
Total past due	93,425		122,839
Total current	4,540,574		4,341,070
Recorded Investment	4,633,999		4,463,909
Commercial, financial and agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,233		6,251
Past due nonaccrual loans and loans past due 90 days or more and accruing	13,275	[1]	11,811	[2]
Total past due	14,508		18,062
Total current	814,003		808,841
Recorded Investment	828,511	[3]	826,903	[3]
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	2,168		2,212
Past due nonaccrual loans and loans past due 90 days or more and accruing	18,274	[1]	26,355	[2]
Total past due	20,442		28,567
Total current	1,095,596		1,067,436
Recorded Investment	1,116,038	[3]	1,096,003	[3]
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded Investment	156,503		166,010
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days
Past due nonaccrual loans and loans past due 90 days or more and accruing	4,242	[1]
Total past due	4,242
Total current	1,606
Recorded Investment	5,848
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days			686
Past due nonaccrual loans and loans past due 90 days or more and accruing			11,314	[2]
Total past due			12,000
Total current			3,142
Recorded Investment			15,142
Remaining commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days			3,652
Past due nonaccrual loans and loans past due 90 days or more and accruing	3,463	[1]	5,838	[2]
Total past due	3,463		9,490
Total current	107,642		106,314
Recorded Investment	111,105		115,804
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	264		171
Past due nonaccrual loans and loans past due 90 days or more and accruing	75	[1]	85	[2]
Total past due	339		256
Total current	31,639		26,198
Recorded Investment	31,978		26,454
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	207		135
Past due nonaccrual loans and loans past due 90 days or more and accruing	14	[1]	40	[2]
Total past due	221		175
Total current	7,351		8,435
Recorded Investment	7,572		8,610
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	900		1,163
Past due nonaccrual loans and loans past due 90 days or more and accruing	5,659	[1]	5,917	[2]
Total past due	6,559		7,080
Total current	401,732		386,082
Recorded Investment	408,291		393,162
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	13,633		11,948
Past due nonaccrual loans and loans past due 90 days or more and accruing	11,829	[1]	17,370	[2]
Total past due	25,462		29,318
Total current	1,120,851		1,036,868
Recorded Investment	1,146,313		1,066,186
HELOC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	571		620
Past due nonaccrual loans and loans past due 90 days or more and accruing	402	[1]	309	[2]
Total past due	973		929
Total current	213,462		212,868
Recorded Investment	214,435		213,797
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	696		563
Past due nonaccrual loans and loans past due 90 days or more and accruing	436	[1]	787	[2]
Total past due	1,132		1,350
Total current	32,841		42,576
Recorded Investment	33,973		43,926
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	12,143		12,924
Past due nonaccrual loans and loans past due 90 days or more and accruing	3,941	[1]	2,688	[2]
Total past due	16,084		15,612
Total current	710,424		639,153
Recorded Investment	726,508		654,765
Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days
Past due nonaccrual loans and loans past due 90 days or more and accruing		[1]		[2]
Total past due
Total current	3,427		3,157
Recorded Investment	$ 3,427		$ 3,157

[1]	Includes $1.7 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[2]	Includes $3.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[3]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans were an immaterial amount of consumer loans that were not broken out by class.